MUTUAL FUND SERIES TRUST

AlphaCentric Strategic Income Fund

Class A: SiiaX Class C: SiicX Class I: SiiiX

(the “Fund”)

October 29, 2024

This information supplements certain disclosures contained in the Summary Prospectus and Prospectus for the Fund, each dated August 1, 2024 and replaces the Supplement dated October 7, 2024.

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Effective November 1, 2024, the Fund’s name will change to “AlphaCentric Real Income Fund”.

Also effective November 1, 2024, CrossingBridge Advisors, LLC (“CrossingBridge”) will replace Goshen Rock Capital, LLC (“GRC”) as the sub-advisor of the Fund. David K. Sherman, Founder and Chief Investment Officer of CrossingBridge, T. Kirk Whitney, CFA and Assistant Portfolio Manager of CrossingBridge, and Spencer Rolfe, Assistant Portfolio Manager of CrossingBridge, will replace David Gregory and Alex Cigolle, CFA, as Portfolio Managers of the Fund. Accordingly, all references to GRC, David Gregory and Alex Cigolle, are deleted in their entirety from the Summary Prospectus and Prospectus and the following changes are effective November 1, 2024:

The first paragraph under the sections of the Fund’s Prospectus and Summary Prospectus entitled “FUND SUMMARY: AlphaCentric Strategic Income Fund – Principal Investment Strategies” and in the section of the Fund’s Prospectus entitled “ADDITIONAL INFORMATION ABOUT THE FUNDS’ PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS - PRINCIPAL INVESTMENT STRATEGIES – AlphaCentric Strategic Income Fund” is deleted and replaced with the following:

CrossingBridge Advisors, LLC, the Fund’s investment sub-advisor (the “Sub-Advisor”), seeks undervalued investments and endeavors to identify overlooked factors that lead to price appreciation. The Sub-Advisor uses a research driven approach to detect market inefficiencies and to identify what it perceives to be attractive risk adjusted return potential. The Sub-Advisor’s framework typically incorporates a “bottom up,” value oriented evaluation of an investment’s potential. For fixed income securities, analysis is focused on understanding credit risks as well as structural nuances that could affect value. For equity securities, the focus revolves around asset-based analysis to uncover overlooked sources of value. The Sub-Advisor endeavors to purchase securities at a discount to their actual value based on the Sub-Advisor’s assessment of quantitative and qualitative factors (i.e., “intrinsic value”). The Sub-Advisor generally sells a security when it is at or near its intrinsic value or to facilitate the purchase of a security with a more attractive risk-adjusted return potential. Ultimately, investment decisions rely on the judgement and experience of the Sub-Advisor.

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The section of the Fund’s Prospectus and Summary Prospectus entitled “FUND SUMMARY: AlphaCentric Strategic Income Fund - Sub-Advisor” is deleted and replaced with the following:

Sub-Advisor: CrossingBridge Advisors, LLC is the Fund’s investment sub-advisor (“CrossingBridge”).

The section of the Fund’s Prospectus and Summary Prospectus entitled “FUND SUMMARY: AlphaCentric Strategic Income Fund - Portfolio Managers” is deleted and replaced with the following:

Portfolio Managers: David K. Sherman, Founder and Chief Investment Officer of CrossingBridge; T. Kirk Whitney, CFA and Assistant Portfolio Manager of CrossingBridge; and Spencer Rolfe, Assistant Portfolio Manager of CrossingBridge, serve as the Portfolio Managers of the Fund and are primarily responsible for the day-to-day management of the Fund’s portfolio. Mr. Sherman serves as the Lead Portfolio manager. Messrs. Sherman, Whitney and Rolfe have served the Fund in this capacity since November 2024.

The section of the Fund’s Prospectus entitled “ADVISOR AND SUB-ADVISORS OF THE FUND”: - AlphaCentric Strategic Income Fund” is deleted and replaced with the following:

Sub-Advisor: AlphaCentric Real Income Fund

CrossingBridge Advisors, LLC (“CrossingBridge”), located at 427 Bedford Road, Suite 220, Pleasantville, NY 10570 serves as investment sub-advisor to the Fund’s portfolio. CrossingBridge, a wholly owned subsidiary of ENDI Corp., was formed in 2016. CrossingBridge is registered as an investment advisor under the Investment Advisers Act of 1940. CrossingBridge provides investment management services to separately managed accounts, registered investment companies and other pooled investment vehicles.

Subject to the oversight and approval of the Advisor, CrossingBridge is responsible for making investment decisions and executing portfolio transactions for the Fund. In addition, CrossingBridge is responsible for maintaining certain transaction and compliance related records of the Fund. CrossingBridge receives a fee from the Advisor for the services it provides to the Fund. This fee is paid by the Advisor and is not an additional cost to the Fund.

Portfolio Managers – AlphaCentric Real Income Fund

David K. Sherman, T. Kirk Whitney and Spencer Rolfe are primarily responsible for the day-to-day management of the Fund’s portfolio. Mr. Sherman serves as the Lead Portfolio Manager of the Fund.

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David K. Sherman, Founder and Chief Investment Officer and Portfolio Manager of the Sub-Advisor

Mr. Sherman is the Founder and Chief Investment Officer of CrossingBridge and serves as the Lead Portfolio Manager of the Fund. Mr. Sherman has 35 years of investment management experience and founded Cohanzick Management, LLC (“Cohanzick”), a registered investment adviser, in 1996. Prior to establishing Cohanzick, Mr. Sherman was actively involved as a senior executive in Leucadia National Corporation’s corporate investments and acquisitions and was Treasurer of the holding company’s insurance operations. Mr. Sherman holds a Bachelor of Science from Washington University.

T. Kirk Whitney, CFA and Assistant Portfolio Manager of the Sub-Advisor

Mr. Whitney has been an Assistant Portfolio Manager of CrossingBridge since 2016 and has served as a Portfolio Manager of the Fund since November 2024. Mr. Whitney joined Cohanzick as a Portfolio Analyst in 2013, rising to his current role of Assistant Portfolio Manager. Mr. Whitney has over 20 years of experience having worked at the Solaris Group, Concordia Advisors, Alliance Capital and Bloomberg. Mr. Whitney holds a B.S. from Pennsylvania State University.

Spencer Rolfe, Assistant Portfolio Manager of the Sub-Advisor

Mr. Rolfe has been an Assistant Portfolio Manager of CrossingBridge since 2023 and has served as a Portfolio Manager of the Fund since November 2024. Prior to joining CrossingBridge, Mr. Rolfe was a Managing Director at Corvid Peak Capital Management and an Analyst at Arena Investors, focusing on credit opportunities and special situations. Mr. Rolfe began his career at Cohanzick in 2017, covering performing and distressed credit opportunities and equity special situations. In addition, Mr. Rolfe is a Teaching Assistant within the Finance Department of New York University’s Stern Business School with a focus on Global Value Investing. Mr. Rolfe received his B.A. from the University of Missouri.

The section of the Fund’s Prospectus entitled “ADVISOR AND SUB-ADVISORS OF THE FUND - Advisory Fees” is revised to add the following as the last sentence of the fourth paragraph of that section:

The Fund’s financial statements the period ended March 31, 2025, when available, will contain discussions regarding the basis of the Board of Trustees’ approval of the sub-advisory agreement between the Advisor and CrossingBridge.

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You should read this Supplement in conjunction with the Prospectus, Summary Prospectus and Statement of Additional Information for the Fund, each dated August 1, 2024, as supplemented, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-844-ACFUNDS (1-844-223-8637) or by writing to 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska 68022.

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Please retain this Supplement for future reference.

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MUTUAL FUND SERIES TRUST

AlphaCentric Strategic Income Fund Class A: SiiaX Class C: SiicX Class I: SiiiX (the “Fund”)

October 29, 2024

This information supplements certain information contained in the current Statement of Additional Information (“SAI”) for the Fund, dated August 1, 2024 and replaces the Supplement dated October 7, 2024.

______________________________________________________________________________

Effective November 1, 2024, the Fund’s name will change to “AlphaCentric Real Income Fund”.

Also effective November 1, 2024, CrossingBridge Advisors, LLC (“CrossingBridge”) will replace Goshen Rock Capital, LLC (“GRC”) as the sub-advisor of the Fund. David K. Sherman, Founder and Chief Investment Officer of CrossingBridge, T. Kirk Whitney, CFA and Assistant Portfolio Manager of CrossingBridge, and Spencer Rolfe, Assistant Portfolio Manager of CrossingBridge, will replace David Gregory and Alex Cigolle, CFA, as Portfolio Managers of the Fund. Accordingly, all references to GRC, David Gregory and Alex Cigolle, are deleted in their entirety from the SAI and the following changes to the SAI are effective November 1, 2024:

The seventh paragraph of the section of the Fund’s SAI entitled “MUTUAL FUND SERIES TRUST” is deleted and replaced with the following:

CrossingBridge Advisors, LLC (“CrossingBridge” or a “Sub-Advisor”) acts as the investment sub-advisor to the Real Income Fund.

The section of the Fund’s SAI entitled “ADVISOR AND SUB-ADVISORS - Investment Sub-Advisor – AlphaCentric Strategic Income Fund” is deleted and replaced with the following:

Sub-Investment Advisor – AlphaCentric Real Income Fund

CrossingBridge Advisors, LLC, an investment advisory firm founded in 2016, has been retained to act as the sub-advisor to the Fund under an Investment Sub-Advisory Agreement (“Sub-Advisory Agreement”) with the Advisor. The Sub-Advisor also provides investment advisory services to separately managed accounts, registered investment companies and other pooled investment vehicles.

The Sub-Advisor receives a fee from the Advisor for the services it provides to the Fund. The fee paid to the Sub-Advisor by the Advisor will be paid by the Advisor and is not an additional

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cost to the Fund. The Sub-Advisory Agreement is effective for an initial two year period and continues in effect for successive twelve-month periods, provided that the Board annually approves it for continuance. A discussion of the matters considered by the Board in connection with the approval of the Sub-Advisory Agreement will be available in the Fund’s financial statements for the period ended March 31, 2025.

The following information replaces the information to the section of the Fund’s SAI entitled “ADVISOR AND SUB-ADVISORS - Portfolio Managers – AlphaCentric Strategic Income Fund”:

Subject to the oversight and approval of the Advisor, David K. Sherman, T. Kirk Whitney, CFA and Spencer Rolfe are the Fund’s portfolio managers and are primarily responsible for the day-to-day management of the Fund’s portfolio. Mr. Sherman is the Lead Portfolio Manager.

Messrs. Sherman, Whitney and Rolfe each receive as compensation a fixed base salary and incentive awards based on the profitability of the Sub-Advisor and the satisfaction of the account objectives. Further, Mr. Sherman participates in the overall profitability of the firm and may receive distributions. Messrs. Sherman, Whitney and Rolfe also participate in a retirement plan.

The following replaces the information in the tables contained under the section of the SAI entitled “Advisors and Sub-Advisors”:

As of September 30, 2024, the number of, and total assets in all registered investment companies, other pooled investment vehicles, and other accounts overseen by Messrs. Sherman, Whitney and Rolfe are as follows:

Name of Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles Managed		Other Accounts Managed
	Number	Total Assets (millions)	Number	Total Assets (millions)	Number	Total Assets (millions)
David K. Sherman	9	$3,070.2	2	$116.2	7	$89.2
T. Kirk Whitney	5	$1,477.9	1	$111.6	0	$0
Spencer Rolfe	2	$505.5	0	$0	0	$0

The advisory fee for the registered investment companies, other pooled investment vehicles or other accounts managed by each of the portfolio managers listed above, the following are subject to performance-based fees:

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Name of Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles Managed		Other Accounts Managed
	Number	Total Assets (millions)	Number	Total Assets (millions)	Number	Total Assets (millions)
David K. Sherman	0	$0	1	$4.6	0	$0
T. Kirk Whitney	0	$0	0	$0	0	$0
Spencer Rolfe	0	$0	0	$0	0	$0

The following table shows the dollar range of equity securities of the Fund beneficially owned by David K. Sherman, T. Kirk Whitney and Spencer Rolfe as of September 30, 2024.

Name of Portfolio Manager	Fund Name	Dollar Range of Equity Securities in the Funds
David K. Sherman	AlphaCentric Real Income Fund	$0
T. Kirk Whitney	AlphaCentric Real Income Fund	$0
Spencer Rolfe	AlphaCentric Real Income Fund	$0

The table in the section of the Fund’s SAI entitled “PROXY VOTING POLICY” is deleted and replaced with the following:

Fund	Responsible Party
AlphaCentric Real Income Fund	CrossingBridge

Appendix G is deleted in its entirety.

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You should read this Supplement in conjunction with the Summary Prospectus, Prospectus and Statement of Additional Information, each dated August 1, 2024, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-844-ACFUNDS (1-844-223-8637) or by writing to 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska 68022.

Please retain this Supplement for future reference.

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